Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and contingencies
Schedule of non-cancellable construction contracts for real estate development and land use rights purchases

As of December 31, 2019, the Group had outstanding commitments with respect to non-cancellable construction contracts for real estate development and land use rights purchases as follows:

Amount
US$
2020	559,280,163
2021	662,777,841
2022	116,494,755
2023	28,682,333
2024 and thereafter	4,829,879

Total	1,372,064,971